Summary of Significant Accounting Policies (Policies) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basic of Accounting
The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (GAAP).  The following is a summary of the significant accounting policies used.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and short-term cash investments that are highly liquid in nature and have original maturities of three months or less.
Plan Estimates
Plan Estimates

The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of changes in net assets during the reporting period.  Actual results could differ from those estimates.

Investments
Investments

The Plan has investment options for participants, which invest in various securities including common collective trusts, registered investment companies, common stock, exchange-traded funds, certificates of deposit, corporate debt instruments, government bonds, preferred stock, and Eversource common shares. Plan investments are stated at fair value (with the exception of the Investment Contract Held by Insurance Company, which is stated at contract value, as discussed below).  The fair value of Eversource common shares, investments in registered investment companies, certain assets in the self-directed Brokerage Link account, and equity securities within a separately managed account are based on the closing prices reported on active or non-active markets.

Effective December 2024, the Plan Sponsor implemented changes to the Plan’s investment lineup to reduce overall investment management fees for the Plan and Plan participants. As part of this initiative, certain mutual fund options were replaced with lower-cost institutional alternatives. This includes the Fidelity Freedom target date mutual funds, which were replaced by the Fidelity Freedom Blend target date common collective trusts. These common collective trusts are managed by Fidelity and are designed to provide similar investment objectives and risk profiles as the replaced mutual funds, while offering reduced expense ratios. Certain other mutual funds previously classified as Registered Investment Companies were replaced with common stock held in a Separately Managed Account, which includes individual securities that are owned by the Plan but are managed on the participant's behalf. Separately Managed Accounts are considered individual investments for accounting and financial reporting purposes. Additionally, the United States government securities and corporate debt instruments in the Intermediate Bond Fund were replaced by a lower cost common collective trust with a similar investment strategy.
Other investment options were reviewed and, where appropriate, replaced with lower-cost share classes or common collective trusts. These changes were made in the best interest of Plan participants and are expected to result in lower overall investment-related expenses.

The accompanying Statements of Changes in Net Assets Available for Benefits include the net appreciation and depreciation in the fair value of investments, which consist of the realized gains and losses, the unrealized appreciation and depreciation, less investment expenses pertaining to those investments.  Dividend income is recorded on the ex-dividend date, and interest income is recorded as earned.  Purchases and sales of securities are recorded as of the trade date.

Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility.  Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, which could materially affect the amounts reported in the financial statements.

Investment Contract Held by Insurance Company and Wrapper Contract: This contract with The Prudential Insurance Company of America (Prudential) is comprised of a mixture of government and non-government bonds, managed to the Barclays Capital Intermediate Government Credit Index, which are placed in a trust (with ownership by the Plan) rather than a separate account of the issuer.  The contract is fully benefit-responsive and provides that participants must execute plan transactions at contract value and insures the underlying assets at contract value.

The underlying assets of the contract are managed by Pacific Investment Management Company, LLC (PIMCO) and Jennison Associates and had a contract value of $418.8 million and $465.5 million as of December 31, 2025 and 2024, respectively.  There are no reserves against contract value for credit risk of the contract issuance or otherwise.  Management believes that the occurrence of events that would cause the Plan to transact at less than contract value is not probable.  Prudential may not terminate the contract at any amount less than contract value.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Plan applies Accounting Standards Codification (ASC) 820, Fair Value Measurement and Disclosures (ASC 820), for all applicable financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. ASC 820 defines fair value, establishes a fair value hierarchy, and includes disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability.